Subsequent Event (Detail Textuals) - USD ($)	1 Months Ended			2 Months Ended	12 Months Ended
	Dec. 18, 2017	Aug. 31, 2017	Mar. 28, 2016	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Common stock issuance			$ 10,000,000		$ 11,975,590	$ 10,000,000
Delaware Board of Trade Holdings, Inc. ("DBOT")
Subsequent Event [Line Items]
Purchase of shares		187,970
Stock Purchase Agreement | Delaware Board of Trade Holdings, Inc. ("DBOT")
Subsequent Event [Line Items]
Purchase of shares	2,543,546
Common stock issuance	$ 1,627,869
Subsequent Event | Stock Purchase Agreement | Delaware Board of Trade Holdings, Inc. ("DBOT")
Subsequent Event [Line Items]
Purchase of shares				1,000,000
Common stock issuance				$ 640,000